Financial Statement Components - Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred rent	$ 0	$ 826	$ 1,106
Finance lease (capital lease prior to adoption of ASC 842) liabilities, non-current	263
Finance lease (capital lease prior to adoption of ASC 842) liabilities, non-current		331
Capital lease liabilities, non-current		492	295
Other non-current liabilities	973	161
Total other non-current liabilities	$ 1,236	$ 1,318	$ 1,401
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total other non-current liabilities